SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENT [Abstract]
SUBSEQUENT EVENT
NOTE 17:-       SUBSEQUENT EVENT

On March 23, 2015, the Company's Board of Directors approved a share repurchase plan of up to $20,000.  According to the program, share repurchases, which will be funded from available working capital and begin during the second quarter of 2015, will take place in open market transactions or in privately negotiated transactions and may be made from time to time depending on market conditions, share price, trading volume and other factors, and in accordance with all applicable securities laws and regulations.

There were no ordinary shares of EZchip Semiconductor purchased by the Company or on its behalf or by any affiliated purchaser during 2014.